RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Line Items]
Description of transactions with related party	The Company has management bonus agreements whereby 10% of the annual income before taxes, amortization and share-based expense are equally distributed to management.
Directors' fees [Member]
Related Party [Line Items]
Amounts payable, related party transactions
Management bonus [Member]
Related Party [Line Items]
Amounts payable, related party transactions		$ 28,423